Acquisition, Changes in Ownership Interest in Subsidiary and Deconsolidation (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
		Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 shares
Disclosure of detailed information about business combination [line items]
Equity interest, divested				51.00%
Ayngaran Group
Disclosure of detailed information about business combination [line items]
Equity interest, divested				51.00%
Loss recognized in deconsolidation | $				$ (14,649)
Fair value of subsidiary that ceased to be consolidated | $				$ 457
IPO India Plan
Disclosure of detailed information about business combination [line items]
Stock options outstanding		479,615	757,886	1,624,035	2,108,063
Stock options exercised		121,496	536,263	1,113,160
Eros International Media Limited | IPO India Plan
Disclosure of detailed information about business combination [line items]
Stock options outstanding		479,614	757,886
Stock options exercised		121,496	536,263
Stock options exercised, price per share | $ / shares	[1]	$ 10.00	$ 10.00

[1]	INR - Indian Rupees